OTHER NON-CURRENT ASSETS	12 Months Ended
Dec. 31, 2025
OTHER NON-CURRENT ASSETS
OTHER NON-CURRENT ASSETS
12.	OTHER NON-CURRENT ASSETS

Other non-current assets as of December 31, 2024 and 2025 are as follows:

	As of December 31,
	2024	2025
	RMB	RMB
Prepayments for purchase of property and equipment	89,847	53,502
Demonstration fleet	3,521	3,266
Long-term deposits	6,111	7,829
Others	767	2,725
Other non-current assets	100,246	67,322

Long-term deposits mainly consist of rental deposit for offices and production capacity which will not be collectible within one year.